Consolidated Statements of Comprehensive Income - USD ($) $ in Millions	12 Months Ended
	Dec. 31, 2017	Dec. 31, 2016		Dec. 31, 2015
Statement Of Income And Comprehensive Income [Abstract]
Net income	$ 717	$ 4,965	[1]	$ 968
Other comprehensive income (loss), net of tax:
Currency translation adjustments, net of tax expense (benefit) of $91 in 2017, ($39) in 2016 and ($107) in 2015	425	(247)		(1,094)
Pension and other employee benefits, net of tax expense (benefit) of $62 in 2017, ($36) in 2016, and $104 in 2015	141	(97)		165
Hedging activities, net of tax (benefit) expense of ($6) in 2017, ($2) in 2016, and $9 in 2015	(13)	(4)		15
Available-for-sale securities, net of tax expense of zero in 2017, zero in 2016, and $6 in 2015	2	(4,432)		4,438
Total other comprehensive income (loss), net of tax	555	(4,780)		3,524
Comprehensive income	$ 1,272	$ 185		$ 4,492

[1]	The first quarter of 2016 included benefits of $3.1 billion related to business optimization, separation-related costs, Retained Shares transactions, a loss on debt extinguishment, and product-related items. The second quarter of 2016 included benefits of $1.0 billion related to business optimization, separation-related costs, Retained Shares transactions, and asset impairment. The third quarter of 2016 included charges of $155 million related to business optimization, separation-related costs, a loss on debt extinguishment, and a tax matter. The fourth quarter of 2016 included charges of $47 million related to business optimization, Gambro integration costs, product-related items, separation-related costs, and reserve items and adjustments.